SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Excess cash	$ 116,968
FDIC Indemnification Asset	250,000
Cash	$ 0	$ 0